Trade Receivables and Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables And Other Receivables Details Abstract
Open balances		$ 1,313	$ 94
Income receivables		80	13
Trade receivables	[1]	$ 1,313	$ 94	$ 39

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.